Financial Risk Management and Policies (Details) - Schedule of capital management - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Risk Management and Policies (Details) - Schedule of capital management [Line Items]
Borrowing	$ 173,522,182	$ 179,302,447	$ 182,781,617	$ 187,014,715
Lease liability	90,873,411	91,923,742	89,781,180	87,511,733	$ 225,749,200
Less: cash and cash equivalents	(940,925)					$ (10,352)	$ (448,952)
Net debt	263,454,668	270,210,290	271,110,481	253,536,478	99,648,504	128,721,211
Total capital	105,094,692	81,810,609	78,491,436	52,545,053
Capital and net debt	$ 368,549,360	$ 352,020,899	$ 349,601,917	$ 306,081,531	$ 149,907,122	$ 159,967,784
Gearing ratio	71.00%	77.00%	78.00%	83.00%	66.00%	80.00%
Previously stated [member]
Financial Risk Management and Policies (Details) - Schedule of capital management [Line Items]
Borrowing			$ 182,781,617	$ 187,014,715	$ 88,700,137
Lease liability			89,781,180	87,511,733	30,779,138
Less: cash and cash equivalents			(1,452,316)
Net debt			271,110,481	52,545,053	50,258,618
Total capital			78,491,436	$ 306,081,531	$ 149,907,122
Capital and net debt			$ 349,601,917
Gearing ratio			71.00%